Income Taxes - Schedule of unrecognized tax benefits (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Income taxes
Additions	¥ 34,580,410
Decreases	(34,580,410)
Balance at end of the year	¥ 0